CONTINGENT LIABILITIES AND COMMITMENTS (Details) - Schedule of Contingent Liabilities - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
The Group [member]
Contingent liabilities
Contingent liabilities	£ 2,787	£ 3,111
The Bank [member]
Contingent liabilities
Contingent liabilities	2,492	2,959
Acceptances and endorsements [member] | The Group [member]
Contingent liabilities
Contingent liabilities	32	71
Acceptances and endorsements [member] | The Bank [member]
Contingent liabilities
Contingent liabilities	31	70
Other items serving as direct credit subsitutes [member] | The Group [member]
Contingent liabilities
Contingent liabilities	485	740
Other items serving as direct credit subsitutes [member] | The Bank [member]
Contingent liabilities
Contingent liabilities	449	722
Performance bonds and other transaction-related contingencies [member] | The Group [member]
Contingent liabilities
Contingent liabilities	2,270	2,300
Performance bonds and other transaction-related contingencies [member] | The Bank [member]
Contingent liabilities
Contingent liabilities	2,012	2,167
Other contingent liabilities [member] | The Group [member]
Contingent liabilities
Contingent liabilities	2,755	3,040
Other contingent liabilities [member] | The Bank [member]
Contingent liabilities
Contingent liabilities	£ 2,461	2,889
Incurred on behalf of fellow Lloyds Banking Group undertakings [member] | The Bank [member]
Contingent liabilities
Contingent liabilities		£ 5